SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

4.	SEGMENT REPORTING
As of December 31, 2014, the Company operated in two reportable business segments: Managed Properties and Triple Net Lease Properties. Under its Managed Properties segment, the Company invests in senior housing properties throughout the United States and engages property managers to manage those senior housing properties. Under its Triple Net Lease Properties segment, the Company invests in senior housing and healthcare properties throughout the United States and leases those properties to healthcare operating companies under triple net leases that obligate the tenants to pay all property-related expenses, including repairs, maintenance, capital expenditures, utilities, taxes, insurance and the payroll expense of property-level employees.

The Company evaluates performance of the combined properties in each reportable business segment based on segment net operating income (“NOI”). The Company defines NOI as total revenues less property-level operating expenses, which include property management fees and travel cost reimbursements to affiliates. The Company believes that net income, as defined by GAAP, is the most appropriate earnings measurement. However, the Company believes that segment NOI serves as a useful supplement to net income because it allows investors, analysts and management to measure unlevered property-level operating results and to compare the Company’s operating results to the operating results of other real estate companies and between periods on a consistent basis. Segment NOI should not be considered as an alternative to net income as determined in accordance with GAAP.

Interest expense, depreciation and amortization, general and administrative expense, acquisition, transaction and integration expense, management fee to affiliate, income tax expense, discontinued operations (if any) and other non-property specific revenues and expenses are not allocated to individual segments for purposes of assessing segment performance. There are no intersegment sales or transfers.

	Year Ended December 31, 2014
	Triple Net Lease Properties	Managed Properties	Consolidated
Revenues
Resident fees and services	$—	$156,993	$156,993
Rental revenue	97,992	—	97,992
Less: Property operating expense	—	112,242	112,242
Segment NOI	$97,992	$44,751	$142,743

Depreciation and amortization			103,279
Interest expense			57,026
Acquisition, transaction and integration expense			14,295
Management fee to affiliate			8,470
General and administrative expense			7,416
Other (income) and expense			(1,500)
Income tax expense			160
Net loss			$(46,403)

	Year Ended December 31, 2013
	Triple Net Lease Properties	Managed Properties	Consolidated
Revenues
Resident fees and services	$—	$83,218	$83,218
Rental revenue	1,918	—	1,918
Less: Property operating expense	—	59,726	59,726
Segment NOI	$1,918	$23,492	$25,410

Depreciation and amortization			26,933
Interest expense			10,589
Acquisition, transaction and integration expense			13,294
Management fee to affiliate			1,796
General and administrative expense			2,188
Income tax expense			656
Net loss			$(30,046)

	Managed Properties
	Successor	Predecessor
	For the period from July 18, 2012 to December 31, 2012	For the period from January 1, 2012 to July 17, 2012
Revenues
Resident fees and services	$18,000	$19,680
Less: Property operating expense	13,011	13,778
Segment NOI	$4,989	$5,902

Depreciation and amortization	5,784	1,203
Interest expense	1,767	2,534
Acquisition, transaction and integration expense	6,037	—
Management fee to affiliate	464	—
General and administrative expense	274	20
Income tax expense	150	—
Net loss	$(9,487)	$2,145

Property operating expense includes property management fees and travel reimbursement costs. The Company also reimbursed the Property Managers for property-level payroll expenses. See Note 10 for additional information on these expenses.

Assets by reportable business segment are as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
Assets:	Amount	Percentage	Amount	Percentage
Triple Net Lease Properties	$1,175,690	59.8%	$1,001,590	66.4%
Managed Properties	790,469	40.2%	506,026	33.6%
Total Assets	$1,966,159	100.0%	$1,507,616	100.0%

Capital expenditures, including investments in real estate property, by reportable business segment are as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
Capital Expenditures:	Amount	Percentage	Amount	Percentage
Triple Net Lease Properties	$—	—	$—	—
Managed Properties	8,538	100%	3,502	100%
Total Capital Expenditures	$8,538	100%	$3,502	100%

The tenant for the Holiday Portfolios, an affiliate of Fortress, accounted for 35% of the total revenues for the year ended December 31, 2014. The Company’s properties in Florida and Texas accounted for approximately 25.2% and 12.9% of the Company's revenues for the year ended December 31, 2014, respectively. None of the Company's other properties accounted for more than 10% of the Company's revenues.